Capital Assets (Assets Under Capital Lease) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 542,000	$ 646,000
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 3,887,000	$ 4,528,000